Note 5 - Transactions With Related Parties (Details Textual) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2020	Mar. 29, 2019	Jan. 02, 2018	Sep. 01, 2017	Apr. 30, 2019	Jun. 18, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to Related Parties, Current, Total							$ 5,159,000	$ 16,592,000
Central Mare [Member]
Due from Related Parties, Current, Total							$ 29,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in shares)							0
Related Party Transaction, Amounts of Transaction							$ 326,000	326,000	$ 2,366,000
Central Mare [Member] | Amortization of Awarded Shares [Member]
Related Party Transaction, Amounts of Transaction							$ 34,000	34,000	34,000
Mr. Evangelos J. Pistiolis [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction			$ 2,250,000
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction									8,901,000
Management Fees Per Vessel Per Day						$ 541
Related Party Chartering Commission Percentage						1.25%
Related Party Sale or Purchase Commission Percentage						1.00%
Relate Party Financing Commission Percentage						0.20%
Related Party, Supervision Services Fee, Percentage						7.00%
Related Party Transaction Term (Year)	5 years						5 years
Due to Related Parties, Current, Total							$ 0	0
Charter Rate Per Day	$ 16,200
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day						$ 595
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Management Fees Per Vessel Per Day						$ 328
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction									$ 958,000
Central Shipping Monaco SAM [Member] | Optional Year 1 [Member]
Charter Rate Per Day	17,200
Central Shipping Monaco SAM [Member] | Optional Year 2 [Member]
Charter Rate Per Day	$ 18,200
Central Shipping Inc [Member]
Related Party Transaction, Amounts of Transaction							12,253,000	4,152,000
Management Fees Per Vessel Per Day							$ 510
Related Party Chartering Commission Percentage							1.25%
Related Party Sale or Purchase Commission Percentage							1.00%
Relate Party Financing Commission Percentage							0.20%
Related Party, Supervision Services Fee, Percentage							7.00%
Related Party Transaction Term (Year)							5 years
Due to Related Parties, Total							$ 3,116,000	621,000
Central Shipping Inc [Member] | Technical Management Fee [Member]
Related Party Transaction, Amounts of Transaction							967,000	985,000
Management Fees Per Vessel Per Day							561
Immediate Family Member of Management or Principal Owner [Member] | Family Trading [Member] | Revolving Credit Facility [Member]
Stock Issued During Period, Shares, New Issues (in shares)		27,129
Family Trading [Member] | Due to Related Parties [Member]
Dividends Payable							864,000	1,621,000
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Due to Related Parties, Total							$ 1,150,000	$ 14,350,000
Central Ship Chartering [Member]
Related Party Chartering Commission Percentage				1.25%
Charter Term (Year)				3 years
Charter Rate Per Day				$ 14,750
Charter Option Term (Year)				2 years
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day				$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day				$ 15,750
Shell Tankers Singapore Private Limited [Member]
Percentage of Profit Share Per Day Over Fixed Amount					50.00%
Shell Tankers Singapore Private Limited [Member] | Optional Year 1 [Member]
Charter Rate Per Day					$ 13,300
Shell Tankers Singapore Private Limited [Member] | Optional Year 2 [Member]
Charter Rate Per Day					$ 13,950